PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

Prudential Retirement Security Annuity

Prudential Retirement Security Annuity II

Supplement to Prospectus Dated May 1, 2008

Supplement dated July 21, 2008

This Supplement should be read and retained with the current Prospectus for your Annuity.

This Supplement updates certain information in the Prospectus for your Annuity. If you would like another copy of the current Prospectus, please contact us at 1-877-778-2100.

We are issuing this supplement to make changes to the Variable Investment Options within your Annuity. We summarize the changes below, and then indicate how the pertinent portion of the Prospectus is amended to reflect the change.

The changes are as follows:

AST Conservative Asset Allocation Portfolio & AST Balanced Asset Allocation Portfolio

1.	The names, investment objectives and sub-advisors of the Portfolios are being changed.

2.	The AST Conservative Asset Allocation Portfolio was renamed AST Balanced Asset Allocation Portfolio.

3.	The original AST Balanced Asset Allocation Portfolio has become AST Academic Strategies Asset Allocation Portfolio.

4.	The fees for the AST Academic Strategies Asset Allocation Portfolio have been revised.

5.	Effective immediately, the sub-account investing in the AST Academic Strategies Asset Allocation Portfolio (formerly the AST Balanced Asset Allocation Portfolio) is closed to new investments. This does not affect redemptions or transfers out of this sub-account. Information about the changes to this portfolio is being provided for the benefit of Contract Owners with existing investments in this sub-account.

6.	Accordingly, we:

a.	Revise the Prospectus cover to reflect the name changes in the list of available Variable Investment Options and to indicate that the sub-account investing in the AST Academic Strategies Asset Allocation Portfolio is closed to new investments.

b.	Revise the Maximum Total Underlying Mutual Fund Operation Expenses to reflect the revised fees for the AST Academic Strategies Asset Allocation Portfolio.

c.	Revise the table of Underlying Mutual Fund Portfolio Annual Expense to reflect the name changes and, with respect to the AST Academic Strategies Asset Allocation Portfolio, revised fees.

d.	Revise the Expense Examples to reflect the revised highest fee for an underlying Portfolio, which is now the fee charged for the AST Academic Strategies Asset Allocation Portfolio.

e.	Revise the table of available Variable Investment Options to reflect changes to the Investment Objectives/Policies and Portfolio Advisers, and to indicate that the sub-account investing in the AST Academic Strategies Asset Allocation Portfolio is closed to new investments.

f.	Revise the description of expenses in Section 7 of the Prospectus to reflect the revised fee for the AST Academic Strategies Asset Allocation Portfolio.

PROSPECTUS CHANGES

I.    Cover Page

The section of the cover entitled Funds is revised to delete the “Conservative Asset Allocation Portfolio” and add “AST Academic Strategies Asset Allocation Portfolio.” The following sentence is added to the end of this section: “The sub-account that invests in the AST Academic Strategies Asset Allocation Portfolio is closed to new investments.”

II.    Summary of Contract Expenses

In the section of the Prospectus entitled “Summary of Contract Expenses”, sub-section “Total Underlying Mutual Fund Operating Expenses” the maximum amount is revised from 1.09% to 1.51%. The following new footnote is added to the Maximum column heading: “This maximum reflects the operating expense of the AST Academic Strategies Asset Allocation Portfolio. The sub-account investing in this portfolio is closed to new investments. If this portfolio was not reflected, then the maximum stated would be 1.06%.”

In the section of the Prospectus entitled “Summary of Contract Expenses”, sub-section “Underlying Mutual Fund Portfolio Annual Expenses,” the following are substituted for the rows describing the former AST Conservative Asset Allocation Portfolio and the former AST Balanced Asset Allocation Portfolio:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS, IN %)
	Shareholder Fees (fees paid directly from your investment)	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Acquired Portfolio Fees & Expenses[3]	Total Annual Portfolio Operating Expenses
AST Balanced Asset Allocation Portfolio (formerly the AST Conservative Asset Allocation Portfolio)	None	0.15%	None	0.02%	0.87%	1.04%
AST Academic Strategies Asset Allocation Portfolio (formerly the AST Balanced Asset Allocation Portfolio) THE SUB-ACCOUNT INVESTING IN THIS PORTFOLIO IS CLOSED TO NEW INVESTMENTS.	None	0.72%	None	0.10%	0.69%	1.51%

1	The Co-Managers have contractually agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s investment management fees plus “Other Expenses” (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 0.80% of the Portfolio’s average daily net assets during the Academic Strategies Portfolio’s first year of operations (i.e., expected to be July 21, 2008 through July 20, 2009).

2

Estimated Other Expenses for the fiscal year ending December 31, 2008. As used in connection with the Portfolio, “Other Expenses” include certain operating expenses, including, without limitation, fees for custodian services, Independent Trustees’ fees, and fees for legal, accounting, valuation, and transfer agency services. The Trust has also entered into arrangements with the issuers of the variable insurance products offering the Portfolio under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the Portfolio’s average daily net assets. The Portfolio is not directly subject to the administrative services fee to the extent it invests in any Trust Portfolio (each, an Underlying Trust Portfolio and collectively, the Underlying Trust Portfolios). Each Underlying Trust Portfolio in which the Portfolio invests, however, are subject to the administrative services fee. See footnote 1 of the table within “Underlying Mutual Fund Portfolio Annual Expenses” in the May 1, 2008 prospectus for a discussion of the administrative services fee applicable to certain other AST Portfolios.

3	Estimated Underlying Portfolio Fees & Expenses for the fiscal year ending December 31, 2008. The Portfolio will indirectly incur a pro rata portion of the fees and expenses of each Portfolio and any other Underlying Trust Portfolio in which it invests. The expenses shown under “Acquired Portfolio Fees and Expenses” represent the portion of the Portfolio’s estimated annualized operating expense ratio for the fiscal year ending December 31, 2008 to be borne by the Portfolio based upon the Portfolio’s expected initial holdings. No sales loads, distribution fees, service fees, redemption fees, or other transaction fees will be assessed in connection with the Portfolio’s purchase or redemption of shares of Underlying Trust Portfolios.

In the section of the Prospectus entitled “Summary of Contract Expenses”, sub-section “Expense Examples,” Examples 1, 2, 3, and 4 are deleted and replaced with the following:

Prudential Retirement Security Annuity

EXPENSES WITH OPTIONAL PRUDENTIAL INCOMEFLEX SPOUSAL BENEFIT

EXAMPLE 1:
1 YR	3 YRS	5 YRS	10 YRS
$660	$1,949	$3,195	$6,133

EXPENSES WITH BASE SINGLE LIFE PRUDENTIAL INCOMEFLEX BENEFIT

EXAMPLE 2:
1 YR	3 YRS	5 YRS	10 YRS
$603	$1,789	$2,951	$5,748

Prudential Retirement Security Annuity II

EXPENSES WITH OPTIONAL INCOMEFLEX SPOUSAL BENEFIT (Plan Type B)

EXAMPLE 1:
(a) If you surrender the Contract at the end of the applicable time period.
1 YR	3 YRS	5 YRS	10 YRS
$1,360	$2,449	$3,465	$6,133
(b) If you annuitize or remain invested in the Contract at the end of the applicable time period.
1 YR	3 YRS	5 YRS	10 YRS
$660	$1,949	$3,195	$6,133

EXPENSES WITH BASE SINGLE LIFE INCOMEFLEX BENEFIT (Plan Type B)

EXAMPLE 2:
(a) If you surrender the Contract at the end of the applicable time period.
1 YR	3 YRS	5 YRS	10 YRS
$1,303	$2,289	$3,221	$5,748
(b) If you annuitize or remain invested in the Contract at the end of the applicable time period.
1 YR	3 YRS	5 YRS	10 YRS
$603	$1,789	$2,951	$5,748

EXPENSES WITH OPTIONAL INCOMEFLEX SPOUSAL BENEFIT

(Plan Type A or Plan Type C)

EXAMPLE 3:
1 YR	3 YRS	5 YRS	10 YRS
$660	$1,949	$3,195	$6,133

EXPENSES WITH BASE SINGLE LIFE INCOMEFLEX BENEFIT

(Plan Type A or Plan Type C)

EXAMPLE 4:
1 YR	3 YRS	5 YRS	10 YRS
$603	$1,789	$2,951	$5,748

III.    Summary for Sections 1-10, Section 2 “What Investment Options Can I Choose?”

The first sentence of the first paragraph is revised to replace reference to “four Variable Investment Options” with “three Variable Investment Options.”

IV.    Section 2, “What Investment Options Can I Choose?”

In Section 2, the first sentence of the first paragraph is revised to replace reference to “four Variable Investment Options” with “three Variable Investment Options.”

In Section 2, the table of Variable Investment Options is revised to delete the row describing the former AST Balanced Asset Allocation Portfolio and replace it with the following:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISER
ADVANCED SERIES TRUST
ASSET ALLOCATION/ BALANCED

THE SUB-ACCOUNT INVESTING IN THIS PORTFOLIO IS CLOSED TO NEW INVESTMENTS.

AST Academic Strategies Asset Allocation Portfolio (formerly the AST Balanced Asset Allocation Portfolio): seeks long-term capital appreciation. This investment objective is a non-fundamental investment policy of the Academic Strategies Portfolio and may be changed by the Board without shareholder approval. The Portfolio will be a multi-asset class fund that pursues both top-down asset allocation strategies and bottom-up selection of securities, investment managers, and mutual funds. Under normal circumstances, it is currently expected that approximately 60% of the Academic Strategies Portfolio’s assets will be allocated to traditional asset classes and approximately 40% of the Academic Strategies Portfolio’s assets will be allocated to non-traditional asset classes. Those percentages are subject to change by the Investment Managers.

AST INVESTMENT SERVICES, INC. & PRUDENTIAL INVESTMENTS LLC/ PRUDENTIAL INVESTMENTS LLC, QUANTITATIVE MANAGEMENT ASSOCIATES LLC, JENNISON ASSOCIATES LLC,
PRUDENTIAL BACHE ASSET MANAGEMENT, PRUDENTIAL INVESTMENT MANAGEMENT, INC., PACIFIC INVESTMENT MANAGEMENT COMPANY LLC,
CREDIT SUISSE SECURITIES (USA) LLC,
MELLON CAPITAL MANAGEMENT CORPORATION

In Section 2, the table of Variable Investment Options is revised to delete the row describing the former AST Conservative Asset Allocation Portfolio and replace it with the following:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISER
ADVANCED SERIES TRUST
ASSET ALLOCATION/ BALANCED	AST Balanced Asset Allocation Portfolio (formerly the AST Conservative Asset Allocation Portfolio): seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the portfolios investing primarily in equity securities (with a range of 52.5% to 67.5%), and 40% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 32.5% to 47.5%).	AST INVESTMENT SERVICES, INC. & PRUDENTIAL INVESTMENTS LLC/ PRUDENTIAL INVESTMENTS LLC, QUANTITATIVE MANAGEMENT ASSOCIATES LLC

V.    Section 7, “What Are the Expense Associated with the Prudential Retirement Security Annuity II?”

In Section 7, sub-section “Underlying Mutual Fund Fees,” the range of underlying fund operating expenses is revised to increase the maximum from 1.09% to 1.51%.